Related Party Transactions - Summary of Executive Directors Remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Executive directors salary	£ 1,935	£ 1,889	£ 1,843
Executive directors benefits	99	101	88
Executive directors annual incentive	3,033	1,964	1,881
Executive directors cost of share based remuneration	7,003	8,205	12,038
Executive directors cost of pension provision	741	983	1,052
Total executive directors	£ 12,811	£ 13,142	£ 16,902